Financial Instruments (Details 3) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Financial Instrument [Line Items]
Derivative financial Asset	$ 421,051	$ 9,838,420
Total Agreements [Member]
Disclosure of Financial Instrument [Line Items]
Number of agreements	45	32
Derivative financial Asset	$ 70,755,652	$ 41,090,515
Derivative financial Liability	$ 17,542,760	$ 9,225,410
Interest rate swap contract [member]
Disclosure of Financial Instrument [Line Items]
Number of agreements	7	5
Derivative financial Asset	$ 70,334,601	$ 31,252,095
Derivative financial Liability	$ 13,789,496	$ 8,813,456
Currency swap contract [member]
Disclosure of Financial Instrument [Line Items]
Number of agreements	38	27
Derivative financial Asset	$ 421,051	$ 9,838,420
Derivative financial Liability	$ 3,753,264	$ 411,954
USD [Member] | Interest rate swap contract [member]
Disclosure of Financial Instrument [Line Items]
Number of agreements	1	1
Derivative, Nominal amount	$ 479	$ 479
Derivative financial Asset	66,495
Derivative financial Liability	$ 355,045	$ 3,328,841
USD [Member] | Currency swap contract [member]
Disclosure of Financial Instrument [Line Items]
Number of agreements	27	19
Derivative, Nominal amount	$ 154,156	$ 132,333
Derivative financial Asset	293,023	8,231,588
Derivative financial Liability	3,699,120	268,328
USD [Member] | Not later than one year [member] | Interest rate swap contract [member]
Disclosure of Financial Instrument [Line Items]
Derivative financial Liability	355,045	380,418
USD [Member] | Not later than one year [member] | Currency swap contract [member]
Disclosure of Financial Instrument [Line Items]
Derivative financial Asset	293,023	8,231,588
Derivative financial Liability	3,699,120	268,328
USD [Member] | Later than one year and not later than five years [member] | Interest rate swap contract [member]
Disclosure of Financial Instrument [Line Items]
Derivative financial Asset	$ 66,495
Derivative financial Liability		$ 2,948,423
CLP [Member] | Currency swap contract [member]
Disclosure of Financial Instrument [Line Items]
Number of agreements	5	3
Derivative, Nominal amount	$ 11,455	$ 8,000
Derivative financial Asset	69,024,803	31,252,095
Derivative financial Liability	13,389,059	4,330,917
CLP [Member] | Not later than one year [member] | Currency swap contract [member]
Disclosure of Financial Instrument [Line Items]
Derivative financial Asset	33,280,356
Derivative financial Liability	4,205,258	4,330,917
CLP [Member] | Later than one year and not later than five years [member] | Currency swap contract [member]
Disclosure of Financial Instrument [Line Items]
Derivative financial Asset	18,986,487	$ 31,252,095
Derivative financial Liability	9,183,801
CLP [Member] | Over 5 years | Currency swap contract [member]
Disclosure of Financial Instrument [Line Items]
Derivative financial Asset	$ 16,757,960
Euro [Member] | Interest rate swap contract [member]
Disclosure of Financial Instrument [Line Items]
Number of agreements	1	1
Derivative, Nominal amount	$ 296	$ 296
Derivative financial Asset	1,243,303
Derivative financial Liability	$ 45,392	$ 1,153,698
Euro [Member] | Currency swap contract [member]
Disclosure of Financial Instrument [Line Items]
Number of agreements	6	3
Derivative, Nominal amount	$ 12,860	$ 36,187
Derivative financial Asset	13,999	1,413,219
Derivative financial Liability	52,421	53,421
Euro [Member] | Not later than one year [member] | Interest rate swap contract [member]
Disclosure of Financial Instrument [Line Items]
Derivative financial Liability	45,392	65,288
Euro [Member] | Not later than one year [member] | Currency swap contract [member]
Disclosure of Financial Instrument [Line Items]
Derivative financial Asset	13,999	1,413,219
Derivative financial Liability	52,421	53,421
Euro [Member] | Later than one year and not later than five years [member] | Interest rate swap contract [member]
Disclosure of Financial Instrument [Line Items]
Derivative financial Asset	$ 1,243,303
Derivative financial Liability		$ 1,088,410
CAD [Member] | Currency swap contract [member]
Disclosure of Financial Instrument [Line Items]
Number of agreements	2	1
Derivative, Nominal amount	$ 1,870	$ 1,780
Derivative financial Asset	90,550
Derivative financial Liability		67,330
CAD [Member] | Not later than one year [member] | Currency swap contract [member]
Disclosure of Financial Instrument [Line Items]
Derivative financial Asset	$ 90,550
Derivative financial Liability		$ 67,330
GBP [Member] | Currency swap contract [member]
Disclosure of Financial Instrument [Line Items]
Number of agreements	3	2
Derivative, Nominal amount	$ 774	$ 740
Derivative financial Asset	23,479
Derivative financial Liability	1,723	19,685
GBP [Member] | Not later than one year [member] | Currency swap contract [member]
Disclosure of Financial Instrument [Line Items]
Derivative financial Asset	23,479
Derivative financial Liability	$ 1,723	$ 19,685
CHF [Member] | Currency swap contract [member]
Disclosure of Financial Instrument [Line Items]
Number of agreements		2
Derivative, Nominal amount		$ 3,181
Derivative financial Asset		193,613
Derivative financial Liability		3,190
CHF [Member] | Not later than one year [member] | Currency swap contract [member]
Disclosure of Financial Instrument [Line Items]
Derivative financial Asset		193,613
Derivative financial Liability		$ 3,190